SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Supplemental Income Statement
Financial income (expenses), net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Foreign currency translation adjustments	$-	$43	$-
Realized gain on marketable securities	689	28	25
Interest and amortization/accretion of premium/discount on marketable securities	7	38	94
Dividend on equity marketable securities	216	260	155

	912	369	274
Financial expenses:
Other than temporary impairment of marketable securities	-	(336)	(95)
Bank charges	(33)	(45)	(45)
Foreign currency translation adjustments	(23)	-	(55)

	(56)	(381)	(195)

	$856	$(12)	$79